Provisions for liabilities and other charges - Movements in provisions for liabilities and other charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Reserves
Balance at beginning	$ 18,934	$ 36,788
Additions	3,375	4,091
Reversals	(3,078)	(19,025)
Use of provision	(3,423)	(2,155)
Effect of translation	(2,277)	(765)
Balance at ending	13,531	18,934
Current	12,893	18,420
Non-current	638	514
Uncertain tax positions
Changes in Reserves
Balance at beginning	15,288	33,870
Additions	2,923	1,640
Reversals	(2,966)	(18,627)
Use of provision	(1,695)	(1,261)
Effect of translation	(1,860)	(334)
Balance at ending	11,690	15,288
Current	11,690
Non-current	0
Marketplace and consignment goods
Changes in Reserves
Balance at beginning	454	663
Additions	65	207
Reversals	0	(200)
Use of provision	0	0
Effect of translation	(97)	(216)
Balance at ending	422	454
Current	422
Non-current	0
Provision for other expenses
Changes in Reserves
Balance at beginning	3,192	2,255
Additions	387	2,244
Reversals	(112)	(198)
Use of provision	(1,728)	(894)
Effect of translation	(320)	(215)
Balance at ending	1,419	$ 3,192
Current	781
Non-current	$ 638